Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases from the Group’s operations was as follows:

	As of December 31, 2025	As of December 31, 2024
Right-of-use assets	$3,520,386	$300,664
Lease liabilities, current	9,765	87,648
Lease liabilities, non-current	5,833	278,282
Total lease liabilities	$15,598	$365,930

Schedule of Maturity of Lease Liabilities

The following table presents maturity of lease liabilities as of December 31, 2025:

Twelve months ending December 31,	As of December 31, 2025
2026	$10,075
2027	5,876
Total future minimum lease payments	15,951
Less: imputed interest	(353)
Total	$15,598